Portfolio of Investments July 31, 2025
NMCO
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 171.9% (100.0% of Total Investments)
979386121 MUNICIPAL BONDS - 171 .9% ( 100 .0 % of Total Investments) 979386121
ALABAMA - 6.1% (3.5% of Total Investments)
$ 395,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375% 11/01/50 $ 429,708
20,925,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 20,942,240
5,100,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 4,645,383
8,875,000 (a) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 8,559,427
TOTAL ALABAMA 34,576,758
ALASKA - 1.3% (0.8% of Total Investments)
7,765,000 Anchorage, Alaska, Port Revenue Bonds, Series 2020A, (AMT) 5 .000 12/01/50 7,567,602
TOTAL ALASKA 7,567,602
ARIZONA - 2.9% (1.7% of Total Investments)
2,000,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,646,777
1,000,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 823,389
340,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy-Cadence Campus Project,
Series 2020A
4 .000 07/15/40 293,869
2,000,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6 .875 02/01/53 1,956,670
985,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5 .750 01/01/50 797,794
1,100,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 1,101,737
4,025,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/54 3,642,518
315,000 (a) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .500 10/01/51 247,727
600,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2016A
5 .000 07/01/35 600,143
280,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/55 218,029
1,000,000 (a),(b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .875 07/01/51 700,000
50,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/49 43,409
380,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .250 06/15/50 327,179
1,000,000 (c) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
0 .000 10/01/56 765,286

Portfolio of Investments July 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 2,205,000 (a) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000% 10/01/37 $ 1,634,968
2,350,000 (a) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/52 1,487,984
TOTAL ARIZONA 16,287,479
ARKANSAS - 2.2% (1.3% of Total Investments)
13,085,000 (a) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 12,795,312
TOTAL ARKANSAS 12,795,312
CALIFORNIA - 9.2% (5.3% of Total Investments)
3,000,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, K Street Flats, Series 2021A-2
4 .000 08/01/50 2,233,352
4,500,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 3,153,710
8,000,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 6,485,166
1,555,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0 .000 06/01/55 263,395
1,500,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy
Project, Series 2020
6 .250 07/01/58 1,512,645
2,400,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9 .500 01/01/65 2,141,210
275,000 (a) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc
Project, Taxable Series 2023B
9 .500 07/01/30 278,358
1,505,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7 .250 07/01/53 1,505,809
4,000,000 (a) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6 .000 10/01/50 3,779,164
1,385,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 1,070,816
320,000 (a) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/51 269,032
4,850,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .200 06/01/44 4,511,919
1,410,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/50 1,137,722
1,200,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/59 930,324
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A
5 .000 06/01/60 803,974
2,500,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 2,311,237
3,000,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 2,896,165
15,000,000 California Statewide Financing Authority, Tobacco Settlement
Asset-Backed Bonds, Pooled Tobacco Securitization Program,
Series 2006A
0 .000 06/01/46 3,555,939
1,000,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 866,135

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,500,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3 .250% 10/01/58 $ 1,659,349
23,500,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 2,257,647
10,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 4,532,234
615,000 (d) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Lien Private Activity Series 2021A, (AMT)
5 .000 05/15/39 628,008
15,000,000 Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0 .000 06/01/46 3,450,231
TOTAL CALIFORNIA 52,233,541
COLORADO - 24.1% (14.0% of Total Investments)
4,975,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 4,819,908
1,940,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8 .250 12/15/39 1,952,385
3,000,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 2,728,905
2,000,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 1,495,153
961,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/35 843,826
3,000,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 2,206,486
1,000,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Convertible to Senior Capital Appreciation Series
2019B
7 .500 12/01/49 686,498
3,985,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7 .000 12/15/32 3,985,044
500,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .375 10/01/37 441,164
3,145,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5 .250 03/15/52 2,858,726
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
5 .000 07/01/36 501,323
6,775,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 6,855,723
3,520,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/49 3,091,907
6,650,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 5,626,311
1,658,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6 .500 12/01/51 1,551,130

Portfolio of Investments July 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,695,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000% 12/01/31 $ 1,678,467
1,000,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5 .875 12/01/54 906,889
1,750,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 1,768,898
980,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 946,265
14,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
5 .750 12/01/49 12,481,451
5,500,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 4,801,225
500,000 Johnstown North Metropolitan District 2, Johnstown, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2022A
7 .000 08/15/52 502,597
1,000,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
4 .500 12/01/50 728,386
2,000,000 (a) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 2,055,289
500,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Series 2024A
6 .375 12/01/54 478,834
352,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
4 .000 12/01/26 351,764
1,000,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6 .000 12/01/52 933,642
2,320,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 2,223,448
515,000 (b) North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5 .125 12/01/49 413,089
10,180,000 (b) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 8,667,570
1,000,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5 .875 12/01/45 1,018,030
5,110,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
6 .125 12/01/55 5,231,137
4,420,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 4,179,401
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 597,687
1,500,000 RM Mead Metropolitan District, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .250 12/01/50 1,433,652
5,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .750 12/01/52 5,056,167
8,515,000 (a) Settler's Crossing Metropolitan District 1, Lakewood, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .125 12/01/50 7,512,476
7,375,000 South Aurora Regional Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Refunding Improvement
Series 2025
6 .750 12/01/55 7,349,360
6,500,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5 .000 12/01/55 6,279,701

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6 .750% 12/01/53 $ 1,024,344
760,000 (b) Talon Pointe Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Refunding & Improvement Series 2019A
5 .250 12/01/51 538,963
2,200,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 1,804,391
1,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 734,334
4,750,000 (a) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
6 .000 10/01/64 4,662,806
2,000,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 1,667,652
8,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 5,049,381
2,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/36 1,748,139
3,500,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 2,559,326
TOTAL COLORADO 137,029,250
CONNECTICUT - 0.4% (0.2% of Total Investments)
3,200,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 2,366,376
TOTAL CONNECTICUT 2,366,376
DISTRICT OF COLUMBIA - 4.1% (2.4% of Total Investments)
89,500,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 21,547,760
3,335,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006C
0 .000 06/15/55 307,603
1,971,000 (a) District of Columbia, Revenue Bonds, Saint Paul on Fouth
Street, Inc., Series 2019A
5 .250 05/15/55 1,570,010
TOTAL DISTRICT OF COLUMBIA 23,425,373
FLORIDA - 14.3% (8.3% of Total Investments)
140,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/35 136,401
100,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/50 84,547
100,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
5 .000 12/15/49 84,131
2,483,703 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6 .000 06/15/55 2,111,009
1,950,000 (a) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .125 07/01/39 1,819,524
1,490,000 (a) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .625 08/01/37 1,341,627
3,735,000 (a) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .875 08/01/52 2,965,371
1,230,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/54 1,080,921
2,030,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/51 1,658,625
2,315,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5 .000 01/01/40 1,987,685
500,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5 .000 01/01/50 391,478

Portfolio of Investments July 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,600,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .000% 06/15/37 $ 1,603,577
14,005,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 8,403,000
1,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .000 07/01/44 1,434,895
1,515,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 1,233,380
7,475,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/53 7,157,785
14,150,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 11,531,057
3,000,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024A, (AMT), (Mandatory Put
7/15/28)
10 .000 07/15/59 1,800,000
15,305,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025A, (AMT), (Mandatory Put 8/13/25)
8 .250 07/01/57 13,009,337
595,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 547,033
1,500,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 1,434,167
1,650,000 (a) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/49 1,403,535
140,000 (a) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5 .900 05/01/54 132,781
515,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 515,255
1,000,000 (a) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .375 12/01/32 782,672
1,100,000 (a) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .625 12/01/37 821,419
1,300,000 (a) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .750 12/01/52 898,748
750,000 Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021
4 .000 05/01/52 568,826
690,000 LT Ranch Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2019
4 .000 05/01/40 619,188
975,000 (a) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6 .625 05/01/53 1,072,783
2,390,000 (a) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6 .200 05/01/53 2,458,847
750,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .750 05/01/54 708,801

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,130,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0 .000% 10/01/48 $ 559,143
500,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0 .000 10/01/54 90,370
835,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023
5 .400 05/01/43 818,241
100,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3 .875 05/01/40 81,597
6,410,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .750 11/15/54 5,695,366
1,485,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
6 .375 11/01/47 1,519,284
1,000,000 (a) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
5 .875 05/01/45 983,002
TOTAL FLORIDA 81,545,408
GEORGIA - 6.0% (3.5% of Total Investments)
3,920,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 3,333,029
500,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 499,356
1,250,000 (b) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .500 01/01/29 650,000
7,030,000 (b) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 3,655,600
18,430,000 (b) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 9,583,600
10,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 9,890,740
2,500,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A
5 .000 01/01/49 2,442,126
3,800,000 Urban Residential Finance Authority, Georgia, Multifamily Tax-
Exempt Mortgage-Backed Bonds, Series 2024-A
4 .370 05/01/44 3,530,155
850,000 White County Development Authority, Georgia, Revenue
Bonds Truett McConnell University, Series 2019
5 .125 10/01/39 731,064
TOTAL GEORGIA 34,315,670
HAWAII - 0.2% (0.1% of Total Investments)
1,150,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5 .000 01/01/45 940,101
TOTAL HAWAII 940,101
IDAHO - 1.5% (0.9% of Total Investments)
9,655,000 (a) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 8,717,632
TOTAL IDAHO 8,717,632
ILLINOIS - 9.9% (5.8% of Total Investments)
2,750,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250 03/01/41 2,714,496
4,605,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
6 .000 12/01/49 4,707,866
2,800,000 (d) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5 .000 01/01/38 2,769,010
5,000,000 (d) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .500 01/01/49 4,829,115
10,850,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .250 05/15/54 7,646,933

Portfolio of Investments July 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,000,000 (a) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6 .125% 04/01/58 $ 2,793,247
3,500,000 (a) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 3,814,630
4,840,000 Illinois State, General Obligation Bonds, May Series 2018A 5 .000 05/01/32 5,021,710
890,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 925,032
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - AGM Insured
0 .000 12/15/50 2,559,928
2,980,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 2,837,081
29,815,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0 .000 12/15/54 6,071,568
12,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/44 4,676,806
4,545,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/45 1,605,052
425,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
4 .000 10/01/39 392,101
800,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
4 .000 10/01/40 726,063
700,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
4 .000 10/01/41 626,442
150,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
4 .000 01/01/38 141,867
120,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
4 .000 01/01/39 111,263
1,000,000 (b) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4 .800 01/01/26 350,000
708,143 (b) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6 .000 01/01/26 708,143
575,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-
113 Cannoball & Beecher, Series 2007
5 .750 03/01/28 575,133
TOTAL ILLINOIS 56,603,486
INDIANA - 1.2% (0.7% of Total Investments)
140,000 (a) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet
Galilee at the Wigwam Project, Series 2020A
5 .375 01/01/40 119,797
3,105,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Earlham College, Refunding Series 2013A
5 .000 10/01/32 3,061,279
500,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6 .750 05/01/39 550,049
1,005,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 1,025,433
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 1,026,222
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 1,080,441
TOTAL INDIANA 6,863,221
IOWA - 0.2% (0.1% of Total Investments)
1,100,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 1,242,288
TOTAL IOWA 1,242,288

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS - 1.1% (0.7% of Total Investments)
$ 865,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5 .750% 09/01/32 $ 812,982
5,475,000 (a) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750 03/01/41 5,518,532
TOTAL KANSAS 6,331,514
KENTUCKY - 0.1% (0.0% of Total Investments)
500,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022A, (AMT)
4 .700 01/01/52 438,925
TOTAL KENTUCKY 438,925
LOUISIANA - 2.3% (1.4% of Total Investments)
895,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Jefferson Parish GOMESA Project, Series 2019
4 .000 11/01/44 751,528
260,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5 .000 06/01/58 218,542
1,800,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/49 1,475,226
2,000,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 1,600,645
1,185,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/48 1,125,934
2,500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 2,329,586
235,000 (e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A, (Pre-refunded
4/01/30)
4 .000 04/01/50 246,190
15,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A
4 .000 04/01/50 12,421
2,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750 09/01/64 2,031,919
500,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 416,726
200,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 213,154
1,235,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 1,323,631
800,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 857,284
695,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 740,641
TOTAL LOUISIANA 13,343,427
MARYLAND - 1.0% (0.6% of Total Investments)
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/36 1,000,914
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 969,016
1,850,000 (a) Frederick County, Maryland, Special Tax Limited Obligation
Bonds, Jefferson Technology Park Project, Refunding Series
2020A
5 .000 07/01/43 1,764,522
2,000,000 (a) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 1,969,770
TOTAL MARYLAND 5,704,222
MASSACHUSETTS - 0.6% (0.3% of Total Investments)
3,900,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2017
5 .000 07/01/47 3,230,200
TOTAL MASSACHUSETTS 3,230,200

Portfolio of Investments July 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 0.9% (0.5% of Total Investments)
$ 1,845,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5 .000% 11/01/44 $ 1,666,542
74,130,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 1,943,859
1,810,000 (a) Warren Academy, Macomb County, Michigan, Revenue Bonds,
Public School Academy, Refunding Series 2020A
5 .500 05/01/50 1,557,264
TOTAL MICHIGAN 5,167,665
MINNESOTA - 1.5% (0.9% of Total Investments)
500,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5 .000 07/01/53 378,560
1,300,000 Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series 2015A
5 .750 07/01/46 1,084,328
2,440,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/54 1,973,115
1,210,000 (f) Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/65 1,170,325
130,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5 .250 12/01/52 89,465
30,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/40 24,541
2,040,000 (a),(b) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .875 06/01/57 1,479,000
1,000,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
3 .950 03/01/50 625,100
1,885,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500 06/01/55 1,696,664
TOTAL MINNESOTA 8,521,098
MISSISSIPPI - 0.4% (0.2% of Total Investments)
2,285,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 2,144,922
TOTAL MISSISSIPPI 2,144,922
MISSOURI - 1.0% (0.6% of Total Investments)
2,900,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/42 2,610,338
1,750,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/50 1,459,971
2,000,000 (a) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 1,848,019
TOTAL MISSOURI 5,918,328
NEVADA - 0.7% (0.4% of Total Investments)
8,407,601 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6 .950 02/15/38 84
1,832,349 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 19
1,289,739 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875 12/15/27 13
265,524 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 3
2,515,914 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 25
1,000,000 (a) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2025A, (AMT), (Mandatory Put 1/01/33)
9 .500 01/01/65 868,113

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 19,500,000 (a) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0 .000% 07/01/58 $ 2,884,863
TOTAL NEVADA 3,753,120
NEW JERSEY - 3.3% (1.9% of Total Investments)
4,000,000 (a) New Jersey Economic Development Authority Revenue Bonds,
Black Horse EHT Urban Renewal LLC Project, Series 2019A
5 .000 10/01/39 3,069,308
1,500,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .000 01/01/34 1,481,013
5,382,155 (a) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5 .000 01/01/40 3,725,766
760,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Refunding
Series 2012, (AMT)
5 .750 09/15/27 761,557
1,565,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 1,470,513
15,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 7,619,877
500,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/42 497,173
TOTAL NEW JERSEY 18,625,207
NEW MEXICO - 0.1% (0.1% of Total Investments)
816,000 (a) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 799,099
TOTAL NEW MEXICO 799,099
NEW YORK - 18.0% (10.5% of Total Investments)
250,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5 .750 02/01/33 254,118
950,000 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .250 11/01/34 570,000
2,910,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 2,444,677
1,590,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 1,235,927
1,220,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 1,220,656
36,150,000 (a) Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/01/60 1,337,651
4,760,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 1,236,868
18,500,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 15,797,119
650,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .730 02/01/50 557,816
1,570,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .250 11/15/55 1,570,303
380,000 (a) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5 .875 07/01/52 361,170
625,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5 .000 06/01/45 533,056
5,000,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 4,793,423

Portfolio of Investments July 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,740,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250% 01/01/50 $ 1,681,121
8,000,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .500 12/31/60 7,741,379
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 2,999,832
875,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 891,294
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .000 06/30/49 4,764,897
4,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 4,346,952
12,235,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .250 06/30/60 13,952,255
310,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 300,935
3,710,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 3,804,070
1,190,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 1,132,758
4,900,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 5,028,033
10,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 826,436
2,950,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/32 2,253,815
4,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/33 3,028,536
3,320,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/35 2,479,870
2,775,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/36 2,061,986
15,700,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 13,362,738
TOTAL NEW YORK 102,569,691

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 7.8% (4.6% of Total Investments)
$ 19,235,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000% 06/01/57 $ 1,687,202
195,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3 .000 06/01/48 130,490
1,915,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/48 1,548,198
7,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 6,100,735
2,610,000 Cleveland, Ohio, Airport Special Revenue Bonds, Continental
Airlines Inc. Project, Series 1998, (AMT)
5 .375 09/15/27 2,611,535
1,275,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 1,200,259
2,865,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/57 2,684,875
140,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4 .000 12/01/46 105,595
500,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 455,121
850,000 (a) Hilliard Hickory Chase Community Authority, Ohio,
Infustructure Improvement Revenue Bonds, Hickory Chase
Project, Senior Series 2019A
5 .000 12/01/40 820,924
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 1,835,032
3,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/48 2,687,218
7,450,000 (a) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 6,310,186
16,050,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 16,437,768
TOTAL OHIO 44,615,138
OKLAHOMA - 1.6% (0.9% of Total Investments)
975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 979,415
4,915,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 4,631,065
1,000,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/45 950,372
2,475,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5 .500 06/01/35 2,474,748
TOTAL OKLAHOMA 9,035,600
OREGON - 0.6% (0.3% of Total Investments)
1,355,000 (a) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .750 12/15/54 1,225,148
2,000,000 (a) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
7 .000 12/15/60 1,836,466
100,000 (a) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5 .000 06/15/49 84,504
TOTAL OREGON 3,146,118

Portfolio of Investments July 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 3.5% (2.0% of Total Investments)
$ 1,125,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750% 08/01/42 $ 1,124,973
315,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 322,013
2,565,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020
5 .000 10/01/49 2,052,786
162,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 169,293
4,670,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 4,233,349
1,084,000 (c) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 782,216
4,430,000 Butler County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 3,971,743
1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/30 930,863
2,350,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 2,231,232
3,555,000 (a) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 2,573,693
1,720,000 (a),(b),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 172
1,720,000 (a),(b),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 172
1,260,000 (b),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 126
1,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
6 .000 06/30/61 1,024,951
545,000 (a) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 483,881
TOTAL PENNSYLVANIA 19,901,463
PUERTO RICO - 7.9% (4.6% of Total Investments)
130,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 56,780
4,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 1,696
1,120,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 474,733
3,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 1,262
465,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 195,544
1,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 421
345,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 145,081
500,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .250 07/01/28 208,513
100,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5 .250 07/01/27 41,769
400,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 07/01/26 165,810
1,000,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .050 01/01/26 419,710

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 1,000,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
10 .000% 01/01/26 $ 350,762
2,070,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .000 07/01/29 878,612
3,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW
5 .375 01/01/26 1,249
3,750,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/26 1,576,429
310,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/32 133,570
1,860,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 799,745
190,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 79,122
370,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 154,079
25,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 10,426
2,995,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/28 1,259,041
4,000,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/35 1,668,100
5,000,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/33 1,967,667
10,000,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 3,968,893
3,170,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 1,370,219
26,502,046 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 8,247,174
7,550,338 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 1,739,586
3,829,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 3,504,747
3 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 3
239,593 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 260,246
18,533,027 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 12,865,450
378 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 356
182,567 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 159,244
11,639 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 9,714
3,908,084 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 2,432,782
TOTAL PUERTO RICO 45,148,535
SOUTH CAROLINA - 0.3% (0.2% of Total Investments)
600,000 (a) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/55 473,027
1,450,000 (a) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5 .125 08/15/35 1,368,364
TOTAL SOUTH CAROLINA 1,841,391

Portfolio of Investments July 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.4% (0.8% of Total Investments)
$ 1,000,000 (a) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000% 12/01/31 $ 702,652
5,000,000 (a) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .125 12/01/42 4,633,693
1,000,000 (b) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .625 01/01/46 665,849
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,037,398
TOTAL TENNESSEE 8,039,592
TEXAS - 6.7% (3.9% of Total Investments)
3,000,000 (a) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Series 2022A
6 .375 02/15/52 2,777,576
500,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/31 504,057
500,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 503,045
475,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/29 479,015
850,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/34 848,412
2,065,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5 .000 10/01/50 1,505,330
1,350,000 (a) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
5 .750 08/15/54 1,287,337
1,000,000 (a) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Simpson Road Public Improvement District
Projects, Series 2025
5 .750 09/15/45 995,875
520,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/49 449,962
70,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 54,812
445,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 363,758
4,210,046 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5 .625 11/15/61 1,066,841
12,525,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .500 01/01/57 11,155,043
125,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus
Christi Project, Series 2016A, (Pre-refunded 4/01/26)
5 .000 04/01/48 126,690
5,000,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/35 4,864,301
110,000 (a) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5 .375 09/01/50 103,518
1,000,000 (a) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .250 01/01/54 881,557
2,000,000 (a) Rockdale, Milam County, Texas, Special Assessment Revenue
Bonds, Cornerstone Public Improvement District Improvement
Area 1, Series 2023
7 .500 09/15/54 2,018,642

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (b) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
3 .750% 02/15/41 $ 650,000
4,575,000 (b) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
3 .750 02/15/48 2,973,750
5,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 4,569,580
TOTAL TEXAS 38,179,101
UTAH - 4.0% (2.3% of Total Investments)
6,000,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 5,834,478
2,880,000 (a) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 2,867,844
13,925,000 (d) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT), (UB)
5 .000 07/01/42 13,840,222
TOTAL UTAH 22,542,544
VIRGIN ISLANDS - 2.4% (1.4% of Total Investments)
630,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5 .000 10/01/32 628,944
9,650,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 9,651,219
500,000 (a) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 488,317
1,590,000 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6 .750 07/01/26 1,572,693
1,400,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .375 04/01/52 1,299,554
TOTAL VIRGIN ISLANDS 13,640,727
VIRGINIA - 2.5% (1.5% of Total Investments)
440,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .750 12/01/53 458,876
4,880,000 Roanoke County Economic Development Authority,
Virginia,  Residential Care Facility Revenue Bonds, Refunding
Friendship Richfield Living LLC Series 2024, (Mandatory Put
9/01/35)
5 .500 09/01/58 4,771,175
1,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 1,083,719
657,954 (a) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4 .500 07/01/52 394,773
8,290,000 (d) Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT), (UB)
5 .000 12/31/56 7,669,063
TOTAL VIRGINIA 14,377,606
WASHINGTON - 0.1% (0.1% of Total Investments)
1,000,000 (a) Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Rockwood Retirement Communities
Project, Series 2020A
5 .000 01/01/51 840,836
TOTAL WASHINGTON 840,836

Portfolio of Investments July 31, 2025
(continued)
NMCO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.7% (0.4% of Total Investments)
$ 500,000 .Ohio County Commission, West Virginia, Tax Increment
Revenue Bonds, The Highlands Project, Refunding &
Improvement Series 2024
5 .250% 06/01/53 $ 470,707
625,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .750 06/01/43 627,667
2,580,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8 .000 06/01/53 527,978
2,195,000 (a) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6 .000 06/01/53 2,248,678
TOTAL WEST VIRGINIA 3,875,030
WISCONSIN - 17.8% (10.3% of Total Investments)
10,000,000 (d) Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project,
Series 2019
0 .000 06/01/54 2,085,014
750,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, 21st Century Public Academy Project, Series 2020A
5 .000 06/01/40 654,785
1,340,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, 21st Century Public Academy Project, Series 2020A
5 .000 06/01/49 1,068,229
365,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/49 292,359
4,420,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/42 3,913,295
1,000,000 (a),(e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/36 1,020,424
2,000,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 1,780,008
1,425,000 (a),(e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/46 1,454,104
2,815,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 2,139,428
3,315,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
5 .000 06/15/52 2,932,533
1,250,000 (a) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 1,267,401
500,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/48 479,226
2,000,000 (a),(b) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5 .875 10/01/54 1,237,352
14,695,000 (a),(b) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 14,217,412
1,375,000 (a),(b) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .750 08/01/31 1,234,063
2,500,000 (a) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .500 12/01/37 2,375,000
2,555,000 (a) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 2,427,250

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 20,415,000 (a) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000% 12/01/50 $ 19,394,250
2,000,000 (a) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 1,996,712
1,000,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8 .500 10/01/47 10
1,765,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .200 12/01/37 1,791,783
2,000,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7 .000 07/01/48 1,400,000
35,000 (a),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (Pre-
refunded 4/01/30)
5 .000 04/01/50 38,264
1,430,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 1,100,862
5,885,000 (a),(b) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .125 01/01/33 2,648,250
250,000 (a),(b) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 112,500
8,735,000 (a),(b) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 3,930,750
210,000 (b),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/25 21
2,000,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 1,947,352
13,015,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5 .750 12/31/65 12,908,594
5,725,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0 .000 12/15/45 2,037,112
5,190,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0 .000 12/15/50 1,361,836
875,000 (e) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0 .000 12/15/60 223,944
3,625,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0 .000 12/15/60 542,338
500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
6 .000 10/01/54 494,248
6,165,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 6,046,885
3,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5 .000 11/01/46 2,591,931
TOTAL WISCONSIN 101,145,525
TOTAL MUNICIPAL BONDS
(Cost $1,095,636,225) 979,386,121

Portfolio of Investments July 31, 2025
(continued)
NMCO

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
32 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% ( 0 .0 % of Total Investments) 32
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
$ 321,690 (b),(g),(h) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/25 $ 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
TOTAL LONG-TERM INVESTMENTS
(Cost $1,095,957,915) 979,386,153
FLOATING RATE OBLIGATIONS - (7.5)% (42,750,000)
MFP SHARES, NET - (70.8)%(i) (403,377,727)
OTHER ASSETS & LIABILITIES, NET -  6.4% 36,496,370
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 569,754,796
AMT Alternative Minimum Tax
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $359,160,807 or 36.7% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) When-issued or delayed delivery security.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%,
12/01/40, 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness
Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(i) MFP Shares, Net as a percentage of Total Investments is 41.2%.

investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NMCO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 979,385,630 $ 491 $ 979,386,121
Variable Rate Senior Loan Interests – – 32 32
Unfunded Commitments* – – 2,377,174 2,377,174
Total $ – $ 979,385,630 $ 2,377,697 $ 981,763,327
* Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.